Property, Plant and Equipment (Components of PP&E) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Electric generation, distribution assets and other	$ 26,599	$ 25,552
Accumulated depreciation	(8,651)	(8,486)
Property, Plant and Equipment, Net	17,948	17,066
Electric generation and distribution facilities
Property, Plant and Equipment [Line Items]
Electric generation, distribution assets and other	$ 24,135	22,909
Electric generation and distribution facilities | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Electric generation and distribution facilities | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	39 years
Other buildings
Property, Plant and Equipment [Line Items]
Electric generation, distribution assets and other	$ 1,197	1,552
Other buildings | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Other buildings | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	51 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Electric generation, distribution assets and other	$ 348	356
Furniture and Fixtures [Member] | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member] | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Other
Property, Plant and Equipment [Line Items]
Electric generation, distribution assets and other	$ 919	$ 735
Other | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Other | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years